LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Components of operating leases [Abstract]
Operating lease cost	$ 2,217
Variable lease cost	142
Short-term lease cost	19
Total	2,378
Supplemental balance sheet information related to operating leases [Abstract]
Lease right of use asset	$ 8,282	[1]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets
Lease liabilities	$ 8,304	[2]
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilities
Weighted average remaining lease term (years)	7 years 5 months 19 days
Weighted average discount rate	2.80%
Maturities of lease liabilities [Abstract]
2020	$ 1,681
2021	1,418
2022	1,322
2023	1,186
2024	802
2025 and thereafter	2,792
Total lease payments	9,201
Less imputed interest	(897)
Total	$ 8,304	[2]

[1]	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
[2]	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.